UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06520

AMG FUNDS I

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31

Date of reporting period: JANUARY 1, 2020 – JUNE 30, 2020

(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2020

AMG Managers CenterSquare Real Estate Fund
Class N: MRESX | Class I: MRASX | Class Z: MREZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website (https://www.amgfunds.com/resources/order_literature.html), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary or, if you invest directly with the Fund, by logging into your account at www.amgfunds.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.548.4539 to inform the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds in the AMG Funds Family of Funds held in your account if you invest through your financial intermediary or all funds in the AMG Funds Family of Funds held with the fund complex if you invest directly with the Fund.

amgfunds.com	063020	SAR017

AMG Funds Semi-Annual Report — June 30, 2020 (unaudited)

TABLE OF CONTENTS	PAGE

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULE OF PORTFOLIO INVESTMENTS	4

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	7
Balance sheet, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	9
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	10
Detail of changes in assets for the past two fiscal periods

Financial Highlights	11
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	14
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	18

FUNDS LIQUIDITY RISK MANAGEMENT PROGRAM	21

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2020	Expense Ratio for the Period	Beginning Account Value 01/01/20	Ending Account Value 06/30/20	Expenses Paid During the Period*
AMG Managers CenterSquare Real Estate Fund

Based on Actual Fund Return

Class N	1.12%	$1,000	$891	$5.27

Class I	0.99%	$1,000	$891	$4.66

Class Z	0.87%	$1,000	$892	$4.09

Based on Hypothetical 5% Annual Return

Class N	1.12%	$1,000	$1,019	$5.62

Class I	0.99%	$1,000	$1,020	$4.97

Class Z	0.87%	$1,000	$1,021	$4.37

*  Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

Fund Performance (unaudited) Periods ended June 30, 2020

The table below shows the average annual total returns for the periods indicated for the Fund, as well as the Fund’s relative index for the same time periods ended June 30, 2020.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG Managers CenterSquare Real Estate Fund[2,3,4,5,6,7]

Class N	(10.93%)	(6.16%)	5.26%	9.84%	8.14%	12/31/97

Class I	(10.86%)	(6.03%)	—	—	1.90%	02/24/17

Class Z	(10.80%)	(5.90%)	—	—	2.01%	02/24/17

Dow Jones U.S. Select REIT Index[8]	(22.01%)	(17.71%)	2.45%	8.27%	7.59%	12/31/97	†

S&P 500® Index[9]	(3.08%)	7.51%	10.73%	13.99%	7.31%	12/31/97	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	Date reflects the inception date of the Fund, not the index.

*	Not annualized.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of June 30, 2020. All returns are in U.S. dollars ($).

[2]	From time to time, the Funds’ investment manager has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[3]

The Fund is subject to special risk considerations similar to those associated with the direct ownership of real estate. Real estate valuations may be subject to factors such as changing general and local economic, financial, competitive, and environmental conditions.

[4]	A greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.

[5]  Investing in initial public offerings (IPOs) is risky and the prices of stocks purchased in IPOs tend to fluctuate more widely than stocks of companies that have been publicly traded for a longer period of time. Stocks purchased in IPOs generally do not have a trading history, and information about the companies may be available for very limited periods.

[6]  Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of economic or political factors, market conditions, disasters or public health issues, or in response to events that affect particular industries or companies.

[7]  Companies that are in similar businesses may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[8]  The Dow Jones U.S. Select REIT Index measures U.S. publicly traded real estate investment trusts. Unlike the Fund, the Dow Jones U.S. Select REIT Index is unmanaged, is not available for investment, and does not incur expenses.

[9]  The S&P 500® Index is a capitalization-weighted index of 500 stocks. The S&P 500® Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Unlike the Fund, the S&P 500® Index is unmanaged, is not available for investment, and does not incur expenses.

The Dow Jones U.S. Select REIT Index is proprietary data of Standard & Poor’s Dow Jones Indices LLC, a division of McGraw-Hill Companies, Inc. All rights reserved.

The S&P 500® Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG Managers CenterSquare Real Estate Fund Fund Snapshots (unaudited) June 30, 2020

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Diversified	40.4

Apartments	17.3

Health Care	9.6

Warehouse/Industrials	9.0

Office Property	8.7

Storage	5.0

Shopping Centers	4.1

Hotels	2.6

Manufactured Homes	1.5

Regional Malls	0.8

Short-Term Investments	0.4

Other Assets Less Liabilities	0.6

TOP TEN HOLDINGS

Security Name	% of Net Assets

American Tower Corp.	9.1

Equinix, Inc.	7.2

SBA Communications Corp.	6.9

Crown Castle International Corp.	6.1

Prologis, Inc.	5.8

Invitation Homes, Inc.	4.6

Healthpeak Properties, Inc.	3.2

Equity Residential	2.9

Digital Realty Trust, Inc.	2.8

CubeSmart	2.1

Top Ten as a Group	50.7

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers CenterSquare Real Estate Fund Schedule of Portfolio Investments (unaudited) June 30, 2020

	Shares	Value

REITs - 99.0%

Apartments - 17.3%

American Campus Communities, Inc.	20,372	$712,205

American Homes 4 Rent, Class A	68,530	1,843,457

Apartment Investment and Management Co., Class A	48,540	1,827,046

AvalonBay Communities, Inc.	18,920	2,925,789

Equity LifeStyle Properties, Inc.	30,800	1,924,384

Equity Residential	76,600	4,505,612

Invitation Homes, Inc.	260,810	7,180,099

Mid-America Apartment Communities, Inc.	28,050	3,216,493

UDR, Inc.	74,650	2,790,417

Total Apartments		26,925,502

Diversified - 40.4%

American Tower Corp.	55,176	14,265,203

Crown Castle International Corp.	56,800	9,505,480

Digital Realty Trust, Inc.	30,460	4,328,671

Duke Realty Corp.	68,440	2,422,092

Equinix, Inc.	16,040	11,264,892

Gaming and Leisure Properties, Inc.	15,100	522,460

Realty Income Corp.	40,310	2,398,445

SBA Communications Corp.	35,936	10,706,053

SL Green Realty Corp.	17,180	846,802

STAG Industrial, Inc.	83,773	2,456,224

STORE Capital Corp.	49,460	1,177,643

WP Carey, Inc.	44,833	3,032,952

Total Diversified		62,926,917

Health Care - 9.6%

Diversified Healthcare Trust	65,320	289,041

Healthcare Trust of America, Inc., Class A	36,320	963,206

Healthpeak Properties, Inc.	180,560	4,976,234

Medical Properties Trust, Inc.	97,260	1,828,488

Sabra Health Care, Inc.	107,280	1,548,051

Ventas, Inc.	75,073	2,749,173

Welltower, Inc.	49,000	2,535,750

Total Health Care		14,889,943

Hotels - 2.6%

Apple Hospitality, Inc.	79,490	767,874

DiamondRock Hospitality Co.	92,957	514,052

Host Hotels & Resorts, Inc.	146,670	1,582,569

Ryman Hospitality Properties, Inc.	22,090	764,314

Xenia Hotels & Resorts, Inc.	48,025	448,073

Total Hotels		4,076,882

	Shares	Value

Manufactured Homes - 1.5%

Sun Communities, Inc.	17,372	$2,357,033

Office Property - 8.7%

Boston Properties, Inc.	19,730	1,783,197

Columbia Property Trust, Inc.	59,818	786,009

Cousins Properties, Inc.	69,200	2,064,236

Douglas Emmett, Inc.	28,528	874,668

Empire State Realty Trust, Inc., Class A	108,690	760,830

JBG SMITH Properties	92,350	2,730,790

Kilroy Realty Corp.	26,033	1,528,137

VEREIT, Inc.	467,677	3,007,163

Total Office Property		13,535,030

Regional Malls - 0.8%

Simon Property Group, Inc.	19,210	1,313,580

Shopping Centers - 4.1%

Brixmor Property Group, Inc.	74,670	957,269

Regency Centers Corp.	8,800	403,832

Retail Opportunity Investments Corp.	139,290	1,578,156

Retail Properties of America, Inc., Class A	292,850	2,143,662

Urban Edge Properties	109,807	1,303,409

Total Shopping Centers		6,386,328

Storage - 5.0%

CubeSmart	119,840	3,234,482

Extra Space Storage, Inc.	22,510	2,079,249

Iron Mountain, Inc.	45,970	1,199,817

Life Storage, Inc.	13,390	1,271,380

Total Storage		7,784,928

Warehouse/Industrials - 9.0%

Americold Realty Trust	71,660	2,601,258

CyrusOne, Inc.	16,570	1,205,468

Prologis, Inc.	96,840	9,038,077

Rexford Industrial Realty, Inc.	29,059	1,203,914

Total Warehouse/Industrials		14,048,717

Total REITs

(Cost $145,771,787)		154,244,860

The accompanying notes are an integral part of these financial statements.

AMG Managers CenterSquare Real Estate Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Short-Term Investments - 0.4%

Other Investment Companies - 0.4%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.09%[1]	203,990	$203,990

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.10%[1]	203,989	203,989

JPMorgan U.S. Government Money Market Fund, IM Shares, 0.15%[1]	210,171	210,171

Total Short-Term Investments
(Cost $618,150)		618,150

Value

Total Investments - 99.4%
(Cost $146,389,937)	$154,863,010

Other Assets, less Liabilities - 0.6%	958,255

Net Assets - 100.0%	$155,821,265

[1]	Yield shown represents the June 30, 2020, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REITs Real Estate Investment Trusts

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2020:

	Level 1	Level 2	Level 3	Total

Investments in Securities

REITs†	$154,244,860	—	—	$154,244,860

Short-Term Investments

Other Investment Companies	618,150	—	—	618,150

Total Investments in Securities	$154,863,010	—	—	$154,863,010

†	All REITs held in the Fund are Level 1 securities. For a detailed breakout of REITs by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited) June 30, 2020

AMG Managers CenterSquare Real Estate Fund

Assets:

Investments at value[1]	$154,863,010

Receivable for investments sold	2,100,700

Dividend and interest receivables	489,341

Receivable for Fund shares sold	391,086

Receivable from affiliate	6,393

Prepaid expenses and other assets	26,278

Total assets	157,876,808

Liabilities:

Payable for investments purchased	1,715,663

Payable for Fund shares repurchased	134,333

Accrued expenses:

Investment advisory and management fees	78,799

Administrative fees	19,700

Shareholder service fees	24,754

Other	82,294

Total liabilities	2,055,543

Net Assets	$155,821,265

[1] Investments at cost	$146,389,937

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

AMG Managers CenterSquare Real Estate Fund

Net Assets Represent:

Paid-in capital	$167,624,672

Total distributable loss	(11,803,407)

Net Assets	$155,821,265

Class N:

Net Assets	$93,757,403

Shares outstanding	9,658,087

Net asset value, offering and redemption price per share	$9.71

Class I:

Net Assets	$47,922,647

Shares outstanding	4,937,150

Net asset value, offering and redemption price per share	$9.71

Class Z:

Net Assets	$14,141,215

Shares outstanding	1,457,019

Net asset value, offering and redemption price per share	$9.71

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited) For the six months ended June 30, 2020

AMG Managers CenterSquare Real Estate Fund
Investment Income:

Dividend income	$3,000,551

Total investment income	3,000,551

Expenses:

Investment advisory and management fees	549,773

Administrative fees	137,443

Shareholder servicing fees - Class N	152,583

Shareholder servicing fees - Class I	28,050

Reports to shareholders	43,705

Professional fees	26,042

Registration fees	25,421

Custodian fees	18,103

Trustee fees and expenses	9,476

Transfer agent fees	7,968

Miscellaneous	5,610

Total expenses before offsets	1,004,174

Expense reimbursements	(24,646)

Expense reductions	(8,013)

Net expenses	971,515

Net investment income	2,029,036

Net Realized and Unrealized Loss:

Net realized loss on investments	(19,090,164)

Net change in unrealized appreciation/depreciation on investments	(8,887,226)

Net realized and unrealized loss	(27,977,390)

Net decrease in net assets resulting from operations	$(25,948,354)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets For the six months ended June 30, 2020 (unaudited) and the fiscal year ended December 31, 2019

	AMG Managers CenterSquare Real Estate Fund
	June 30, 2020	December 31, 2019

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income	$2,029,036	$4,002,626

Net realized gain (loss) on investments	(19,090,164)	16,334,885

Net change in unrealized appreciation/depreciation on investments	(8,887,226)	29,053,138

Net increase (decrease) in net assets resulting from operations	(25,948,354)	49,390,649

Distributions to Shareholders:

Class N	(1,298,526)	(10,181,489)

Class I	(548,807)	(3,578,899)

Class Z	(179,612)	(367,261)

Total distributions to shareholders	(2,026,945)	(14,127,649)

Capital Share Transactions:[1]

Net decrease from capital share transactions	(45,015,968)	(31,008,458)

Total increase (decrease) in net assets	(72,991,267)	4,254,542

Net Assets:

Beginning of period	228,812,532	224,557,990

End of period	$155,821,265	$228,812,532

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG Managers CenterSquare Real Estate Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended December 31,		For the fiscal period ended December 31,	For the fiscal years ended October 31,
	June 30, 2020
Class N	(unaudited )	2019	2018	2017 [1]	2017 [2]	2016 [3]	2015

Net Asset Value, Beginning of Period	$11.04	$9.56	$10.43	$11.02	$11.68	$12.34	$12.03

Income (loss) from Investment Operations:

Net investment income[4,5]	0.11	0.18	0.15	0.09 [6]	0.10	0.22 [7]	0.16 [8]

Net realized and unrealized gain (loss) on investments	(1.33)	1.99	(0.73)	0.34	0.42	0.40	0.75

Total income (loss) from investment operations	(1.22)	2.17	(0.58)	0.43	0.52	0.62	0.91

Less Distributions to Shareholders from:

Net investment income	(0.11)	(0.21)	(0.19)	(0.06)	(0.21)	(0.15)	(0.21)

Net realized gain on investments	—	(0.48)	(0.07)	(0.96)	(0.97)	(1.13)	(0.39)

Paid in capital	—	—	(0.03)	—	—	—	—

Total distributions to shareholders	(0.11)	(0.69)	(0.29)	(1.02)	(1.18)	(1.28)	(0.60)

Net Asset Value, End of Period	$9.71	$11.04	$9.56	$10.43	$11.02	$11.68	$12.34

Total Return[5,9]	(10.93)%[10]	22.90%	(5.55)%	3.95%[10]	4.75%	5.33%	7.68%

Ratio of net expenses to average net assets[11]	1.12%[12]	1.10%	1.11%	1.04%[12]	1.08%	1.15%	1.16%

Ratio of gross expenses to average net assets[13]	1.15%[12]	1.10%	1.12%	1.06%[12,14]	1.09%	1.16%	1.17%

Ratio of net investment income to average net assets[5]	2.16%[12]	1.62%	1.50%	3.61%[12]	0.91%	1.88%	1.32%

Portfolio turnover	84%[10]	76%	57%	13%[10]	71%	65%	61%

Net assets end of period (000’s) omitted	$93,757	$166,047	$169,546	$235,690	$243,684	$422,106	$350,178

AMG Managers CenterSquare Real Estate Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended December 31,		For the fiscal period ended December 31,	For the fiscal period ended October 31,
	June 30, 2020
Class I	(unaudited )	2019	2018	2017 [1]	2017 [15]

Net Asset Value, Beginning of Period	$11.04	$9.56	$10.43	$11.02	$11.22

Income (loss) from Investment Operations:

Net investment income[4,5]	0.11	0.19	0.17	0.09 [6]	0.11

Net realized and unrealized gain (loss) on investments	(1.32)	1.99	(0.73)	0.34	(0.26)

Total income (loss) from investment operations	(1.21)	2.18	(0.56)	0.43	(0.15)

Less Distributions to Shareholders from:

Net investment income	(0.12)	(0.22)	(0.21)	(0.06)	(0.05)

Net realized gain on investments	—	(0.48)	(0.07)	(0.96)	—

Paid in capital	—	—	(0.03)	—	—

Total distributions to shareholders	(0.12)	(0.70)	(0.31)	(1.02)	(0.05)

Net Asset Value, End of Period	$9.71	$11.04	$9.56	$10.43	$11.02

Total Return[5,9]	(10.86)%[10]	23.06%	(5.40)%	3.97%[10]	(1.30)%[10]

Ratio of net expenses to average net assets[16]	0.99%[12]	0.97%	0.98%	0.90%[12]	0.94%[12]

Ratio of gross expenses to average net assets[13]	1.02%[12]	0.97%	0.99%	0.92%[12,14]	0.95%[12]

Ratio of net investment income to average net assets[5]	2.29%[12]	1.75%	1.64%	3.75%[12]	1.46%[12]

Portfolio turnover	84%[10]	76%	57%	13%[10]	71%[10]

Net assets end of period (000’s) omitted	$47,923	$56,324	$54,734	$58,716	$57,902

AMG Managers CenterSquare Real Estate Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended December 31,		For the fiscal period ended December 31,	For the fiscal period ended October 31,
	June 30, 2020
Class Z	(unaudited )	2019	2018	2017 [1]	2017 [15]

Net Asset Value, Beginning of Period	$11.04	$9.56	$10.43	$11.02	$11.22

Income (loss) from Investment Operations:

Net investment income[4,5]	0.12	0.21	0.18	0.09 [6]	0.12

Net realized and unrealized gain (loss) on investments	(1.32)	1.99	(0.73)	0.34	(0.26)

Total income (loss) from investment operations	(1.20)	2.20	(0.55)	0.43	(0.14)

Less Distributions to Shareholders from:

Net investment income	(0.13)	(0.24)	(0.22)	(0.06)	(0.06)

Net realized gain on investments	—	(0.48)	(0.07)	(0.96)	—

Paid in capital	—	—	(0.03)	—	—

Total distributions to shareholders	(0.13)	(0.72)	(0.32)	(1.02)	(0.06)

Net Asset Value, End of Period	$9.71	$11.04	$9.56	$10.43	$11.02

Total Return[5,9]	(10.80)%[10]	23.21%	(5.30)%	4.00%[10]	(1.27)%[10]

Ratio of net expenses to average net assets[16]	0.87%[12]	0.85%	0.86%	0.79%[12]	0.83%[12]

Ratio of gross expenses to average net assets[13]	0.90%[12]	0.85%	0.87%	0.81%[12,14]	0.84%[12]

Ratio of net investment income to average net assets[5]	2.41%[12]	1.87%	1.75%	3.86%[12]	1.57%[12]

Portfolio turnover	84%[10]	76%	57%	13%[10]	71%[10]

Net assets end of period (000’s) omitted	$14,141	$6,441	$278	$149	$143

[1]	The Fund changed its fiscal year end from October 31 to December 31.
[2]	Effective February 27, 2017, Class S was renamed Class N.
[3]	Effective October 1, 2016, the shares were reclassified and redesignated as Class S shares.
[4]	Per share numbers have been calculated using average shares.
[5]	Total returns and net investment income would have been lower had certain expenses not been offset.
[6]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.08, $0.08 and $0.08 for Class N, Class I, and Class Z, respectively.
[7]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.12 for Class N shares.
[8]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.13 for Class N shares.
[9]	The total return is calculated using the published Net Asset Value as of period end.
[10]	Not annualized.
[11]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended June 30, 2020, and the fiscal year ended December 31, 2019, 0.01% for the fiscal year ended December 31, 2018, less than 0.01% for the fiscal period ended December 31, 2017, and 0.01% for the fiscal years ended October 31, 2017, 2016, and 2015.

[12]	Annualized.
[13]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[14]	Ratio does not reflect the annualization of audit, printing and registration expenses.
[15]	Commencement of operations was on February 27, 2017.
[16]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended June 30, 2020, and the fiscal year ended December 31, 2019, 0.01% for the fiscal year ended December 31, 2018, less than 0.01% for the fiscal period ended December 31, 2017, and 0.01% for the fiscal period ended October 31, 2017.

Notes to Financial Statements (unaudited) June 30, 2020

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds I (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is the AMG Managers CenterSquare Real Estate Fund (the “Fund”).

The Fund offers Class N, Class I, and Class Z shares. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Fund is non-diversified. A greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the Fund and thus Fund performance.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Equity securities, including Real Estate Investment Trusts (“REITS”), traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in the Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund.

Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Notes to Financial Statements (continued)

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, swaps, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from issuers, distributions received from a real estate investment trust (REIT) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

The Fund had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Fund’s overall expense ratio. For the six months ended June 30, 2020, the impact on the expenses and expense ratios was $8,013 and less than 0.01% of average net assets, respectively.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from net investment income, if any, are generally declared and paid quarterly in March, June, September and December. Net realized capital gains, if any, are generally declared and paid at least annually in

December. Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income are subject to recharacterization for tax purposes. Based upon the results of operations for the six months ended June 30, 2020, the Investment Manager considers it likely that a significant portion of the dividends will be reclassified to distributions from net realized gain and/or return of capital upon the final determination of the Fund’s taxable income after December 31, 2020, the Fund’s fiscal year end. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are due to prior year REIT true-up adjustments. Temporary differences are due to wash sale loss deferrals.

At June 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Cost	Appreciation	Depreciation	Net Appreciation

$146,389,937	$17,339,808	$(8,866,735)	$8,473,073

e. FEDERAL TAXES

The Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2019, the Fund had no capital loss carryovers for federal income tax purposes. Should the Fund incur net capital losses for the fiscal year ended December 31, 2020, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Notes to Financial Statements (continued)

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for the Fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended June 30, 2020 (unaudited) and the fiscal year ended December 31, 2019, the capital stock transactions by class for the Fund were as follows:

	June 30, 2020		December 31, 2019
	Shares	Amount	Shares	Amount

Class N:

Proceeds from sale of shares	924,556	$9,129,190	2,197,536	$24,186,831

Reinvestment of distributions	141,470	1,259,458	915,577	9,939,155

Cost of shares repurchased	(6,444,222)	(62,654,241)	(5,810,732)	(63,936,007)

Net decrease	(5,378,196)	$(52,265,593)	(2,697,619)	$(29,810,021)

Class I:

Proceeds from sale of shares	1,771,028	$17,017,276	2,126,697	$23,353,418

Reinvestment of distributions	56,945	511,626	287,030	3,116,129

Cost of shares repurchased	(1,991,278)	(19,779,311)	(3,038,530)	(33,863,834)

Net decrease	(163,305)	$(2,250,409)	(624,803)	$(7,394,287)

Class Z:

Proceeds from sale of shares	972,179	$10,456,545	520,669	$5,830,924

Reinvestment of distributions	20,060	179,612	33,835	367,260

Cost of shares repurchased	(118,555)	(1,136,123)	(211)	(2,334)

Net increase	873,684	$9,500,034	554,293	$6,195,850

At June 30, 2020, certain unaffiliated shareholders of record individually or collectively held greater than 10% of the net assets of the Fund as follows: one owns 17%. Transactions by these shareholders may have a material impact on the Fund.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects one or more subadvisers for the Fund (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by CenterSquare Investment Management, LLC who serves pursuant to a subadvisory agreement with the Investment Manager.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended June 30, 2020, the Fund paid an investment management fee at the annual rate of 0.60% of average daily net assets of the Fund.

The Investment Manager has contractually agreed, through at least May 1, 2021, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of the Fund to the annual rate of 0.87% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is

Notes to Financial Statements (continued)

reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

At June 30, 2020, the Fund’s expiration of reimbursements subject to recoupment is as follows:

Expiration Period

2-3 years	$24,646

Total	$24,646

The Trust, on behalf of the Fund, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Fund’s operations, including administration and shareholder services to the Fund. The Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

For each of the Class N and Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2020, were as follows:

	Maximum Annual Amount Approved	Actual Amount Incurred
Class N	0.25%	0.25%

Class I	0.15%	0.12%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the Fund to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and miscellaneous expense, respectively. At June 30, 2020, the Fund had no interfund loans outstanding.

The Fund utilized the interfund loan program during the six months ended June 30, 2020:

Average Borrowed	Number of Days	Interest Paid	Average Interest Rate
$1,433,778	23	$1,148	1.270%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2020, were $154,586,894 and $198,814,429, respectively.

The Fund had no purchases or sales of U.S. Government Obligations during the six months ended June 30, 2020.

4. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expects the risks of loss to be remote.

5. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements which require an additional disclosure in or adjustment of the Fund’s financial statements.

Annual Renewal of Investment Management and Subadvisory Agreements

At a meeting held via telephone and video conference on June 25, 2020,[1] the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of AMG Funds I (the “Trust”) (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for AMG Managers CenterSquare Real Estate Fund (the “Fund”) and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreement”) and (ii) the Subadvisory Agreement, as amended at any time prior to the date of the meeting, with the Subadviser for the Fund (collectively, the “Subadvisory Agreement”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and Subadvisory Agreement, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadviser, including the nature, extent and quality of services, comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (the “Peer Group”), performance information for the relevant benchmark index (the “Fund Benchmark”), other relevant matters, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreement; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Fund and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadviser; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to the Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to the Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of the Subadvisory Agreement and annual consideration of the Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for the Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information

relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (the “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under the Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE

The Board considered the Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the gross performance of the Fund as compared to the Subadviser’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board was mindful of the Investment Manager’s expertise, resources and attention to monitoring the Subadviser’s performance, investment style and risk-adjusted performance with

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

respect to the Fund and its discussions with the Subadviser’s management regarding the factors that contributed to the performance of the Fund.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2020 was above the median performance of the Peer Group and above the performance of the Fund Benchmark, the Dow Jones U.S. Select REIT Index. The Trustees took into account management’s discussion of the Fund’s performance, including the fact that the Fund outperformed its Peer Group and the Fund Benchmark for all relevant time periods. The Trustees concluded that the Fund’s overall performance has been satisfactory.

ADVISORY AND SUBADVISORY FEES; FUND EXPENSES; PROFITABILITY; AND ECONOMIES OF SCALE

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing the Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadviser and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to the Fund. The Trustees concluded that, in light of the high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by the Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain a contractual expense limitation for the Fund.

In addition, in considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to the Fund), received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Fund, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current asset levels of the Fund and the willingness of the Investment Manager to waive fees and pay expenses for the Fund from time to time as a means of limiting the total expenses of the Fund. The Trustees also considered management’s discussion of the current asset level of the Fund, and the impact on profitability of both the current asset level and any future growth of assets of the Fund. The Board took into account management’s discussion of the advisory fee structure, and the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadviser. In this regard, the Trustees noted that, unlike a mutual fund that is managed by a single investment adviser, the Fund operates in a manager-of-managers structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee for the Fund at this time. With respect to economies of scale, the Trustees also noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fee payable by the Investment Manager to the Subadviser, the Trustees relied on the ability of the Investment Manager to negotiate the terms of the Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Subadviser is not affiliated with the Investment Manager. In addition, the Trustees considered other potential benefits of the subadvisory relationship to the Subadviser, including, among others, the indirect benefits that the Subadviser may receive from the Subadviser’s relationship with the Fund, including any so-called “fallout benefits” to the Subadviser, such as reputational value derived from the Subadviser serving as Subadviser to the Fund, which bears the Subadviser’s name. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. As a consequence of all of the foregoing, the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund were not material factors in the Trustees’ deliberations. For similar reasons, the Trustees did not consider potential economies of scale in the management of the Fund by the Subadviser to be a material factor in their deliberations at this time.

The Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2020 were lower and higher, respectively, than the average for the Peer Group. The Trustees took into account the fact that, effective August 1, 2019, the Investment Manager has contractually agreed, through May 1, 2021, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.87%. The Trustees also took into account management’s discussion of the Fund’s expenses, including the Fund’s competitiveness with comparably sized funds and select competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser, the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

*  *  *  *  *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and the Subadvisory Agreement: (a) the Investment Manager and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the Subadvisory Agreement and (b) the Investment Manager and the Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on June 25, 2020, the Trustees, and

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for the Fund.

[1] The Trustees determined that the conditions surrounding COVID-19 constituted unforeseen or emergency circumstances and that reliance on the Securities and Exchange Commission’s (“SEC”)

exemptive order, which provides relief from the in-person voting requirements of the Investment Company Act of 1940, as amended (the “1940 Act”), in certain circumstances (the “In-Person Relief”), was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19. The Trustees unanimously wished to rely on the In-Person Relief with respect to the approval of those matters on the agenda for the June 25, 2020 meeting that would otherwise require in-person votes under the 1940 Act.

The Trustees, including a majority of the Trustees who are not “interested persons” of AMG Funds I, undertook to ratify the actions taken pursuant to the In-Person Relief at the Board’s next in-person meeting, consistent with the requirements of the In-Person Relief. See Investment Company Release No. 33897 (June 19, 2020). This exemptive order supersedes, in part, a similar, earlier exemptive order issued by the SEC (Investment Company Release No. 33824 (March 25, 2020)).

Funds Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders.

The AMG Funds Family of Funds (each a “Fund,” and collectively, the “Funds”) have adopted and implemented a Liquidity Risk Management Program (the “Program”) as required by the Liquidity Rule. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including access to the Funds’ credit facility. Under the Liquidity Rule, each liquidity classification category (highly liquid, moderately liquid, less liquid and illiquid) is defined with respect to the time it is reasonably expected to take to convert the investment to cash (or sell or dispose of the investment) in current market conditions without significantly changing the market value of the investment.

The Funds’ Board of Trustees (the “Board”) appointed AMG Funds LLC (“AMGF”) as the Program administrator. AMGF formed a Liquidity Risk Management Committee (“LRMC”), which includes members of various departments across AMGF, including Legal, Compliance, Mutual Fund Services, Investment Research and Product Analysis & Operations and, as needed, other representatives of AMGF and/or representatives of the subadvisers to the Funds. The LRMC meets on a periodic basis, no less frequently than monthly. The LRMC is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness.

At a meeting of the Board held on March 19, 2020, the Board received a report from the LRMC regarding the design and operational effectiveness of the Program for the period December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed whether each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions is appropriate for an open-end fund structure. The LRMC also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Funds maintain an in-kind redemption policy, which may be utilized to meet larger redemption requests, when appropriate. The LRMC may also take into consideration a Fund’s shareholder ownership concentration, a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements:

The LRMC considered the terms of the credit facilities available to the Funds.

The report concluded that, based upon the review of the Program, using resources and methodologies that AMGF considers reasonable, AMGF believes that the Program and Funds’ Liquidity Risk Management Policies and Procedures are adequate, effective, and reasonably designed to effectively manage the Funds’ liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus or statement of additional information for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.548.4539

SUBADVISER

CenterSquare Investment Management, Inc.

630 W Germantown Pike Suite 300

Plymouth Meeting, PA 19462

CUSTODIAN

The Bank of New York Mellon

111 Sanders Creek Parkway

East Syracuse, NY 13057

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

4400 Computer Drive

Westborough, MA 01581

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Edward J. Kaier

Kurt Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria Sassine

Thomas R. Schneeweis

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Fund’s website at amgfunds.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Fund’s portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov. To review a complete list of the Fund’s portfolio holdings, or to view the most recent semiannual report or annual report, please visit amgfunds.com.

amgfunds.com |

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG GW&K Global Allocation

GW&K Investment Management, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity

AMG FQ Long-Short Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small/Mid Cap

AMG GW&K Emerging Markets Equity

AMG GW&K Emerging Wealth Equity

GW&K Investment Management, LLC

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund - Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management LLC

AMG Managers Emerging Opportunities

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

FIXED INCOME FUNDS

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Company, L.P.

amgfunds.com |	063020 SAR017

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 13.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS I

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	September 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	September 3, 2020

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date:	September 3, 2020